UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $753,776
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number       Name

1          028-13041                  H Partners, LP
2          028-14314                  H Offshore Fund, Ltd.
3          028-14309                  H Partners Phoenix SPV Fund, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8

                            TITLE                 VALUE      SHRS OR   SH/ PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER            OF CLASS      CUSIP     (X1000)    PRN AMT   PRN CALL   DISCRETION     MANAGERS    SOLE       SHARED  NONE
BOYD GAMING CORP          COM         103304101    33,060   3,800,000  SH           DEFINED       1, 2       3,800,000    0      0
CUMULUS MEDIA INC         CL A        231082108     2,368     676,682  SH           DEFINED       1, 2         676,682    0      0
FOSTER WHEELER AG         COM         H27178104    29,648     975,900  SH           DEFINED       1, 2         975,900    0      0
GRACE W R & CO DEL NEW    COM         38388F108    65,246   1,429,900  SH           DEFINED       1, 2       1,429,900    0      0
LEAP WIRELESS INTL INC    COM NEW     521863308    60,863   3,750,000  SH           DEFINED       1, 2       3,750,000    0      0
NASDAQ OMX GROUP INC      COM         631103108    18,343     725,000  SH           DEFINED       1, 2         725,000    0      0
PULTE GROUP INC           COM         745867101     8,809   1,150,000  SH           DEFINED       1, 2       1,150,000    0      0
SEALY CORP                COM         812139301    36,980  14,616,441  SH           DEFINED       1, 2      14,616,441    0      0
SIX FLAGS ENTMT CORP NEW  COM         83001A102   498,459  13,309,998  SH           DEFINED       1, 2, 3   13,309,998    0      0




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